Leases (Tables)	9 Months Ended
Sep. 30, 2025
Disclosure of quantitative information about right-of-use assets [abstract]
Summary of Right of Use Assets, Net

	Real Estate	Transportation and Storage Assets (1)	Refining Assets	Other Assets (2)	Total
COST
As at December 31, 2024	592	2,392	178	125	3,287
Additions	4	144	—	16	164
Divestitures (Note 5)	(1)	(175)	(23)	(9)	(208)
Exchange Rate Movements and Other	2	(30)	(4)	(2)	(34)
As at September 30, 2025	597	2,331	151	130	3,209

ACCUMULATED DEPRECIATION
As at December 31, 2024	193	999	94	51	1,337
Depreciation	27	190	7	26	250
Divestitures (Note 5)	(1)	(144)	(8)	(9)	(162)
Exchange Rate Movements and Other	—	(123)	(3)	(4)	(130)
As at September 30, 2025	219	922	90	64	1,295

CARRYING VALUE
As at December 31, 2024	399	1,393	84	74	1,950
As at September 30, 2025	378	1,409	61	66	1,914
(1)Includes a pipeline, storage tanks, railcars, vessels, barges, a natural gas processing plant and caverns.
(2)Includes assets in the commercial fuels business, fleet vehicles, camps and other equipment.